(Loss) Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator - Basic and diluted (loss) earnings per share:
Net (loss) income / Net (loss) income from continuing operations			$ (475)	$ (619)	$ 138
Net loss (income) attributable to non-controlling interests in subsidiaries			2	1	(4)
Preferred shares dividend			(10)
Net loss attributable to the shareholders of the Company's ordinary shares	$ (96)	$ (114)	$ (483)	$ (618)	$ 134
Denominator - Basic (loss) earnings per share:
Weighted average number of shares outstanding - Basic	44,413,972	36,000,000	37,406,171	36,000,000	36,000,000
Loss per share - Basic	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.72
Denominator - Diluted (loss) earnings per share:
Weighted average number of shares outstanding - Basic	44,413,972	36,000,000	37,406,171	36,000,000	36,000,000
Weighted average effect of dilutive securities Stock options					1,102,120
Weighted average ordinary shares outstanding	44,413,972	36,000,000	37,406,171	36,000,000	37,102,120
Loss per share - Diluted	$ (2.15)	$ (3.16)	$ (12.91)	$ (17.18)	$ 3.61